Share-based Payments - Summary of Share-based Payment Arrangements Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	$ 37.5	$ 26.8	$ 14.0
Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year		0.6	0.4
Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	37.5	26.8	14.0
Gold Fields Limited 2005 Share Plan [Member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year		0.0	0.0
Gold Fields Limited 2005 Share Plan [Member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Total included in profit or loss for the year	0.0	0.0	0.0
Gold Fields Limited 2012 Share Plan [member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares		0.0	0.0
Bonus Shares		0.0	0.0
Gold Fields Limited 2012 Share Plan [member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	0.0	0.0	1.9
Bonus Shares	0.0	0.0	0.0
Gold Fields Limited 2012 Share Plan Amended [member] | Discontinued operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares		0.6	0.4
Retention Shares		0.0	0.0
Restricted/Matching Shares		0.0	0.0
Gold Fields Limited 2012 Share Plan Amended [member] | Continuing operations [member]
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Performance Shares	34.7	24.5	12.1
Retention Shares	2.5	2.1	0.0
Restricted/Matching Shares	$ 0.3	$ 0.2	$ 0.0